UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-07672______

_______BlackRock New York Investment Quality Municipal Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New York Investment Quality Municipal Trust, Inc.

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

BlackRock New York Investment Quality Municipal Trust (RNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—135.4%
			New York—125.9%
AAA	$1,000		Albany Mun. Wtr. Fin. Auth., Second Resolution Rev., Refdg., Ser. B, 5.00%,
			12/01/33, MBIA	06/08 @ 100	$ 1,019,570
AA-	2,100		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	07/13 @ 100	2,234,778
AAA	1,000		Nassau Cnty., GO, Ser. U, 5.25%, 11/01/14, AMBAC	11/06 @ 102	1,065,050
			New York City, GO,
A	820	[3]	Ser. A, 6.00%, 5/15/10	N/A	950,692
A	180		Ser. A, 6.00%, 5/15/30	05/10 @ 101	202,558
AA	1,000		Ser. B, 5.70%, 8/15/12	08/05 @ 101	1,028,010
A	815	[3]	Ser. I, 5.875%, 3/15/06	N/A	859,768
A+	185		Ser. I, 5.875%, 3/15/18	03/06 @ 101.5	194,294
AA	1,000		New York City Hsg. Dev. Corp. Multi-Fam. Hsg. Rev., Ser. A, 5.25%, 5/01/30	05/14 @ 100	1,035,470
			New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
A-	1,000		6.00%, 1/01/08	03/05 @ 101	1,013,010
A-	1,000		6.10%, 1/01/09	03/05 @ 101	1,013,050
			New York City Mun. Wtr. Fin. Auth.,
AAA	1,000	[3]	Ser. A, 6.00%, 6/15/05	N/A	1,024,880
AAA	1,000		Wtr. & Swr. Sys. Rev., Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	1,046,740
AA+	1,000		Wtr. & Swr. Sys. Rev., Ser. C, 5.125%, 6/15/33	06/11 @ 101	1,045,140
			New York City Transl. Fin. Auth., Ser. B,
AAA	1,000	[3,4]	6.00%, 5/15/10	N/A	1,164,730
AAA	815	[3]	6.00%, 5/15/10	N/A	949,255
AA+	185		6.00%, 11/15/21	05/10 @ 101	212,132
			New York Dorm. Auth.,
AAA	750		Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	783,135
Aa3	1,000		Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	1,038,200
BB+	1,000		Mount Sinai Hlth Proj., Ser. A, 6.50%, 7/01/25	07/10 @ 101	1,054,030
AAA	1,005		St. Univ. Edl. Fac. Proj., 5.25%, 5/15/15, AMBAC	No Opt. Call	1,150,132
A+	1,000		Univ. of Rochester Proj., Ser. B, 5.625%, 7/01/24	07/09 @ 101	1,089,570
AAA	1,000	[3]	New York Urban Dev. Corp., Correctional Facs., 5.70%, 1/01/07, MBIA	N/A	1,082,340
Caa2	1,000		Port Auth. of NY & NJ, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	03/05 @ 100	1,002,640
AAA	1,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	1,054,980
AAA	1,000		Triborough Brdg. & Tunl. Auth., New York Revs., Refdg., Ser. A, 5.00%, 1/01/32, MBIA	01/12 @ 100	1,038,400

					25,352,554

			Puerto Rico—7.9%
BBB	500		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	466,385
			Puerto Rico Pub. Fin. Corp., Ser. E,
Aaa	745	[3]	5.50%, 2/01/12	N/A	847,125
BBB+	255		5.50%, 8/01/29	02/12 @ 100	272,679

					1,586,189

			Trust Territories—1.6%
Ba3	315		Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13 @ 100	328,154

			Total Long-Term Investments (cost $25,364,199)		27,266,897

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—9.9%
1,000	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 1,000,000
1,000	SSgA Tax Free Money Mkt. Fund	1,000,000

	Total Money Market Funds (cost $2,000,000)	2,000,000

	Total Investments—145.3% (cost $27,364,199)	$ 29,266,897
	Other assets in excess of liabilities—3.3%	674,027
	Preferred shares at redemption value, including dividends payable—(48.6)%	(9,800,430)

	Net Assets Applicable to Common Shareholders—100%	$ 20,140,494

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch's ratings.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
GO	—	General Obligation	MBIA	—	Municipal Bond Insurance Assoc.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock New York Investment Quality Municipal Trust, Inc.___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005